Derivatives and Financial Instruments - Assets and Liabilities Measured at Fair Value (Detail) (USD $)	3 Months Ended										12 Months Ended
	Dec. 31, 2014		Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 31, 2013		Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax	$ 0		$ 380,100,000	$ 0	$ 5,600,000	$ 800,000		$ 0	$ 0	$ 0	$ 385,700,000		$ 800,000		$ 0
Discontinued Operation, Tax (Expense) Benefit from Provision for (Gain) Loss on Disposal			12,300,000		2,400,000	300,000					14,700,000		300,000		0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contract assets	900,000					3,600,000					900,000		3,600,000
Foreign currency contract liabilities	(6,600,000)										(6,600,000)
Deferred compensation plan assets	55,300,000	[1]				32,100,000	[1]				55,300,000	[1]	32,100,000	[1]
Total recurring fair value measurements	49,600,000					35,700,000					49,600,000		35,700,000
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-Lived Trade Names	0	[2]									0	[2]
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan assets	47,900,000	[1]				32,100,000	[1]				47,900,000	[1]	32,100,000	[1]
Total recurring fair value measurements	47,900,000					32,100,000					47,900,000		32,100,000
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contract assets	900,000					3,600,000					900,000		3,600,000
Foreign currency contract liabilities	(6,600,000)										(6,600,000)
Deferred compensation plan assets	7,400,000	[1]									7,400,000	[1]
Total recurring fair value measurements	$ 1,700,000					$ 3,600,000					$ 1,700,000		$ 3,600,000

[1]	Deferred compensation plan assets include mutual funds, common/collective trusts and cash equivalents for payment of certain non-qualified benefits for retired, terminated and active employees. The fair value of mutual funds and cash equivalents were based on quoted market prices in active markets. The underlying investments in the common/collective trusts primarily include intermediate and long-term debt securities, corporate debt securities, equity securities and fixed income securities. The overall fair value of the common/collective trusts are based on observable inputs.
[2]	During the third quarter of 2014, we recognized an impairment charge related to allocated amounts of goodwill, intangible assets, property, plant & equipment and other non-current assets totaling $380.1 million, net of a $12.3 million tax benefit, representing our estimated loss on disposal of the Water Transport business. The impairment charge was determined using significant unobservable inputs ("Level 3" fair value measurements). See Note 3 for additional information about the impairment.